SCHEDULE OF INCOME TAX AND ACTUAL PROVISION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Income before income tax	$ 1,562,818	$ 1,269,643	$ 936,788
Tax expenses at the BVI statutory income tax rate
Tax effect of rate differences in various jurisdictions	257,865	209,491	152,624
Tax effect of non-taxable income	(11,253)	(1,683)	(2,759)
Tax effect of deductible difference	(1,263)	6,366	(923)
Tax effect of non-deductible expenditure			55
Tax concession	(385)	(769)	(1,282)
Additional tax reduction related to two-tiered profits tax regime	(21,154)	(21,154)	(21,154)
Income tax expenses	$ 223,810	$ 192,251	$ 126,561